[Winthrop & Weinstine Letterhead]
May 11, 2006
VIA EDGAR
Ms. Peggy Kim
US Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
Washington, DC 20549

RE:	Performance Home Buyers, LLC
Amendment No. 6 to Registration Statement on Form SB-2
File No. 333-129604
Dear Ms. Kim:
This letter accompanies the filing of Amendment No. 6 to Performance Home Buyers, LLC’s Registration Statement on Form SB-2 relating to its proposed $25 million offering of senior secured renewable notes. As we have discussed, the only revision in this amendment is to revise a risk factor on page 12 and to include a new Exhibit 23.2. All other items remain the same.
The Company continues to request acceleration of the effective date for May 11, 2006 at 6:00 p.m. EST or as soon as practicable. The acceleration requests accompany Amendment No. 5 filed yesterday.
We will contact you directly as soon as this filing is made to make certain that you are aware of the filing. We sincerely appreciate your assistance throughout this process.
Very truly yours,
WINTHROP & WEINSTINE, P.A.
/s/ Philip T. Colton
Philip T. Colton
PTC/aks/Enclosures

cc:	Peter E. Julian
Wayne Hawkins
Lawrence N. Hoffman
Joy S. McGinnis, Esq.
Howard L. Wilensky
Patrice H. Kloss, Esq.
K. Edward Elverud